GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.5 Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	CLTV	XXXX	XXXX	Incoming Value: XXXX Audit Value: Audit Value of 1st + 2nd liens / Value XX Audit Value: Audit Value of 1st + 2nd liens / Value XX Audit Value: Audit Value of 1st + 2nd liens / Value XX
XXXX	DTI	XXXX	XXXX	Incoming Value:XX Audit Value: XX ___ Audit Value: XX 1008 DTI XX% which matches audit Audit Value: XX 1008 DTI XX% which matches audit
XXXX	LTV	XXXX	XXXX	Incoming Value: XX Audit Value: Audit Value of 1st lien / Value XX Audit Value: Audit Value of 1st lien / Value XX Audit Value: Audit Value of 1st lien / Value XX
XXXX	Original Loan Amount	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Note
XXXX	DTI	XXXX	XXXX	Incoming Value:X Audit Value: XX 1008 DTI XX% Audit monthly debt figures are based on the most recent credit report in the loan file.
XXXX	DTI	XXXX	XXXX	Incoming Value:XX Audit Value: XX Lender included payment for HELOC on primary residence that reflects a XX balance